Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Loan - current	$ 6,155	$ 6,607
Loan - non - current	6,130	1,436
Due to related parties	$ 12,285	$ 8,043